Cash and cash equivalents (Details)	Dec. 31, 2019 CHF (SFr) item	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Cash and cash equivalents
Cash at bank and on hand	SFr 26,889,923	SFr 41,670,158
Short term deposits in USD	4,646,880
Total cash and cash equivalents	SFr 31,536,803	SFr 41,670,158	SFr 2,579,248	SFr 1,410,065
Percentage of cash and cash equivalents	100.00%	100.00%
Number of Swiss banks used | item	2
Cash on hand	SFr 157	SFr 118
P-1 / A-1
Cash and cash equivalents
Balances with banks	SFr 31,536,646	SFr 41,670,040
CHF
Cash and cash equivalents
Percentage of cash and cash equivalents	64.31%	72.33%
USD
Cash and cash equivalents
Percentage of cash and cash equivalents	35.03%	26.87%
EUR
Cash and cash equivalents
Percentage of cash and cash equivalents	0.26%	0.51%
GBP
Cash and cash equivalents
Percentage of cash and cash equivalents	0.40%	0.29%